FLEXSHARES TRUST

FlexShares® US Quality Large Cap Index Fund

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

FlexShares® STOXX® Global ESG Impact Index Fund

SUPPLEMENT DATED SEPTEMBER 27, 2019 TO SUMMARY PROSPECTUSES, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, EACH DATED MARCH 1, 2019

Effective on or about October 9, 2019, shares of FlexShares® US Quality Large Cap Index Fund, FlexShares® Credit-Scored US Long Corporate Bond Index Fund and FlexShares® STOXX® Global ESG Impact Index Fund (each, a “Fund” and together, the “Funds”) will be listed and traded on Cboe BZX Exchange, Inc. As of the same date, references to the NASDAQ Stock Market LLC as the listing exchange for each Fund in each Fund’s Summary Prospectus and in the Funds’ Prospectus and Statement of Additional Information will be replaced with a reference to Cboe BZX Exchange, Inc. with respect to each Fund.

Please retain this supplement with your Summary Prospectus, Prospectus and Statement of Additional Information for future reference.